SALOMON BROTHERS VARIABLE SERIES FUNDS INC

On behalf of

Salomon Brothers Variable All Cap Fund

Salomon Brothers Variable High Yield Bond Fund

Salomon Brothers Variable Investors Fund

Salomon Brothers Variable Large Cap Growth Fund

Salomon Brothers Variable Small Cap Growth Fund

Salomon Brothers Variable Strategic Bond Fund

SUPPLEMENT DATED AUGUST 18, 2005 TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2005

The following information amends and supercedes, as applicable, the disclosure in the Prospectus and the Statement of Additional Information of the Salomon Brothers Variable Series Funds Inc (the “Company”) with respect to Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable Small Cap Growth Fund and Salomon Brothers Variable Strategic Bond Fund (each a “Fund”):

Effective October 1, 2005, the Board of Directors of the Company has approved amendments to the management contracts between each Fund and Salomon Brothers Asset Management Inc to incorporate the services provided under the current administration agreement into the Fund’s management contract. In connection with the amendment of each Fund’s management contract, the Board of Directors of the Company also approved the termination of the Fund’s current administration agreement effective as of October 1, 2005.

In addition, effective October 1, 2005, the Board of Directors has approved the following amendments to the management contracts of the Funds set forth below:

Effective October 1, 2005, the combined fee under the management contract for Salomon Brothers Variable High Yield Bond Fund will be calculated in accordance with the following breakpoint schedule with the combined fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Total Management Fee
First $1 Billion	0.800%
Next $1 Billion	0.775%
Next $3 Billion	0.750%
Over $5 Billion	0.700%

Effective October 1, 2005, the combined fee under the management contract for Salomon Brothers Variable Large Cap Growth Fund will be calculated in accordance with the following breakpoint schedule with the combined fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Total Management Fee
First $1 Billion	0.750%
Next $1 Billion	0.725%
Next $3 Billion	0.700%
Next $5 Billion	0.675%
Over $10 Billion	0.650%

Effective October 1, 2005, the combined fee under the management contract for Salomon Brothers Variable Strategic Bond Fund will be reduced from 0.80% to 0.65% for asset levels up to $1 billion and will be calculated in accordance with the following breakpoint schedule with the combined fee reduced at breakpoints beginning at asset levels over $1 billion:

Breakpoint Schedule Based on Net Assets of the Fund	Total Management Fee
First $1 Billion	0.650%
Next $1 Billion	0.625%
Next $3 Billion	0.600%
Next $5 Billion	0.575%
Over $10 Billion	0.550%

SAM #0753